Principal accounting policies - Other long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Impairment losses recognized	$ 1,034	$ 10,805	$ 4,038